Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Schedule of Other Assets

	December 31, 2025	December 31, 2024
Non-current prepaids	$23	$23
Contingent Consideration	36	37
Escrow funds	10	6
Investment in Galleon Gold	27	—
Galleon Gold Credit Facility	8	—
Non-current receivables	12	—
Other	3	6
	$119	$72